UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08738

                         ATLANTIC WHITEHALL FUNDS TRUST
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                         ----------------

                      Date of fiscal year end: NOVEMBER 30

                   Date of reporting period: FEBRUARY 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 92.43%
                  BANKS - 0.45%
         13,725   Wells Fargo & Co.                              $       166,073
                                                                 ---------------
                  CAPITAL GOODS - 10.05%
         14,145   Emerson Electric Co.                                   378,379
         15,296   Fluor Corp.                                            508,592
         24,480   Lockheed Martin Corp.                                1,544,933
         15,541   Rockwell Collins, Inc.                                 484,879
         20,071   United Technologies Corp.                              819,499
                                                                 ---------------
                                                                       3,736,282
                                                                 ---------------
                  CONSUMER SERVICES - 3.67%
          9,205   Apollo Group, Inc., Class A *                          667,363
         13,349   McDonald's Corp.                                       697,485
                                                                 ---------------
                                                                       1,364,848
                                                                 ---------------
                  DIVERSIFIED FINANCIALS - 2.08%
         28,438   Charles Schwab Corp. (The)                             361,447
         18,019   JPMorgan Chase & Co.                                   411,734
                                                                 ---------------
                                                                         773,181
                                                                 ---------------
                  ENERGY - 6.22%
         14,825   Occidental Petroleum Corp.                             768,973
         13,434   Schlumberger, Ltd.                                     511,298
         28,953   Southwestern Energy Co. *                              832,978
         18,749   Weatherford International, Ltd. *                      200,052
                                                                 ---------------
                                                                       2,313,301
                                                                 ---------------
                  FOOD & STAPLES RETAILING - 3.21%
         24,228   Wal-Mart Stores, Inc.                                1,192,987
                                                                 ---------------
                  FOOD, BEVERAGE & TOBACCO - 3.77%
         29,084   PepsiCo, Inc.                                        1,400,104
                                                                 ---------------
                  HEALTH CARE EQUIPMENT & SERVICES - 3.38%
          5,788   CR Bard, Inc.                                          464,545
         15,696   Stryker Corp.                                          528,484
         13,484   UnitedHealth Group, Inc.                               264,961
                                                                 ---------------
                                                                       1,257,990
                                                                 ---------------
                  HOUSEHOLD & PERSONAL PRODUCTS - 3.67%
         28,313   Procter & Gamble Co. (The)                           1,363,837
                                                                 ---------------
                  INSURANCE - 3.58%
         17,122   AON Corp.                                              654,745
         17,297   Chubb Corp. (The)                                      675,275
                                                                 ---------------
                                                                       1,330,020
                                                                 ---------------
                  MATERIALS - 1.91%
         12,484   Praxair, Inc.                                          708,467
                                                                 ---------------
                  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                     SCIENCE - 14.81%
         23,733   Abbott Laboratories                                  1,123,520
         16,785   Genzyme Corp. *                                      1,022,710
         21,868   Gilead Sciences, Inc. *                                979,686
          6,941   Johnson & Johnson                                      347,050
         12,945   Novartis AG, ADR                                       469,256
         38,896   Schering-Plough Corp.                                  676,401
         24,490   Thermo Fisher Scientific, Inc. *                       888,007
                                                                 ---------------
                                                                       5,506,630
                                                                 ---------------
                  RETAILING - 4.90%
          6,002   AutoZone, Inc. *                                       853,664
         14,927   Best Buy Co., Inc.                                     430,196

     SHARES                                                           VALUE
---------------                                                  ---------------
                  RETAILING - (CONTINUED)
         25,809   Home Depot, Inc. (The)                         $       539,150
                                                                 ---------------
                                                                       1,823,010
                                                                 ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                     - 0.86%
         24,994   Intel Corp.                                            318,424
                                                                 ---------------
                  SOFTWARE & SERVICES - 19.15%
         51,110   Accenture, Ltd., Class A                             1,491,901
         41,385   Adobe Systems, Inc. *                                  691,130
         26,098   BMC Software, Inc. *                                   773,284
         15,797   Cognizant Technology Solutions Corp.,
                     Class A *                                           290,665
          2,266   Google, Inc., Class A *                                765,885
         65,064   Microsoft Corp.                                      1,050,784
         79,252   Oracle Corp. *                                       1,231,576
         59,370   Symantec Corp. *                                       821,087
                                                                 ---------------
                                                                       7,116,312
                                                                 ---------------
                  TECHNOLOGY HARDWARE & EQUIPMENT - 10.72%
         13,949   Apple, Inc. *                                        1,245,785
         76,148   Cisco Systems, Inc. *                                1,109,476
         34,283   Hewlett-Packard Co.                                    995,235
          6,890   International Business Machines Corp.                  634,087
                                                                 ---------------
                                                                       3,984,583
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (Cost $44,343,382)                                  34,356,049
                                                                 ---------------
INVESTMENT COMPANY - 5.61%
      2,084,270   SSgA Prime Money Market Fund                         2,084,270
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                  (Cost $2,084,270)                                    2,084,270
                                                                 ---------------
                  TOTAL INVESTMENTS - 98.04%
                  (Cost $46,427,652) **                               36,440,319
                                                                 ---------------
                  OTHER ASSETS
                  NET OF LIABILITIES - 1.96%                             728,930
                                                                 ---------------
                  NET ASSETS - 100.00%                           $    37,169,249
                                                                 ===============

----------
*    Non-income producing security

**   Aggregate cost for Federal income tax purposes is $46,427,652.

Gross unrealized appreciation   $    195,414
Gross unrealized depreciation    (10,182,747)
                                ------------
Net unrealized depreciation     $ (9,987,333)
                                ============

ADR American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of February 28, 2009 is as follows (See Note 1):

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURITIES
----------------                                -------------
Level 1 - Quoted Prices                          $36,440,319
Level 2 - Other Significant Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
TOTAL                                            $36,440,319
                                                 ===========

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 91.78%
                  CAPITAL GOODS - 7.36%
         31,067   AMETEK, Inc.                                   $       822,033
         25,916   Danaher Corp.                                        1,315,496
         19,352   Fluor Corp.                                            643,454
         33,829   General Cable Corp. *                                  521,982
         20,456   Grainger (W.W.), Inc.                                1,353,369
         22,222   Joy Global, Inc.                                       387,996
         15,526   Precision Castparts Corp.                              860,606
         20,525   Roper Industries, Inc.                                 848,709
                                                                 ---------------
                                                                       6,753,645
                                                                 ---------------
                  COMMERCIAL SERVICES & SUPPLIES - 2.03%
         38,932   Stericycle, Inc. *                                   1,867,957
                                                                 ---------------
                  CONSUMER DURABLES & APPAREL - 1.15%
         35,456   Garmin, Ltd.                                           607,007
         19,773   Mohawk Industries, Inc. *                              446,672
                                                                 ---------------
                                                                       1,053,679
                                                                 ---------------
                  CONSUMER SERVICES - 3.48%
         41,899   Burger King Holdings, Inc.                             900,410
         32,391   Darden Restaurants, Inc.                               879,092
         54,653   Marriott International, Inc., Class A                  773,886
         35,414   Weight Watchers International, Inc.                    640,993
                                                                 ---------------
                                                                       3,194,381
                                                                 ---------------
                  DIVERSIFIED FINANCIALS - 4.28%
         13,103   IntercontinentalExchange, Inc. *                       743,857
         51,591   NASDAQ OMX Group, Inc. (The) *                       1,078,252
         31,488   Northern Trust Corp.                                 1,749,158
         15,644   T. Rowe Price Group, Inc.                              355,745
                                                                 ---------------
                                                                       3,927,012
                                                                 ---------------
                  ENERGY - 8.12%
         47,650   Cameron International Corp. *                          918,692
         70,978   Chesapeake Energy Corp.                              1,110,096
         15,175   CONSOL Energy, Inc.                                    413,519
         34,615   Peabody Energy Corp.                                   819,337
         67,571   Range Resources Corp.                                2,403,500
         36,427   Southwestern Energy Co. *                            1,048,005
         69,814   Weatherford International, Ltd. *                      744,915
                                                                 ---------------
                                                                       7,458,064
                                                                 ---------------
                  FOOD, BEVERAGE & TOBACCO - 3.51%
         12,290   Brown-Forman Corp., Class B                            528,224
         27,092   H.J. Heinz Co.                                         885,096
         54,323   Hansen Natural Corp. *                               1,807,869
                                                                 ---------------
                                                                       3,221,189
                                                                 ---------------
                  HEALTH CARE EQUIPMENT & SERVICES - 14.28%
         31,460   Aetna, Inc.                                            750,950
         13,661   DaVita, Inc. *                                         640,974
         47,368   Express Scripts, Inc. *                              2,382,610
         25,447   Humana, Inc. *                                         602,330
          9,516   Intuitive Surgical, Inc. *                             865,575
         33,161   Laboratory Corp. of America Holdings *               1,824,187
         39,909   Lincare Holdings, Inc. *                               840,883
         26,417   McKesson Corp.                                       1,083,625
         60,880   Psychiatric Solutions, Inc. *                        1,031,307
         22,720   Quest Diagnostic, Inc.                               1,041,258
         61,856   St. Jude Medical, Inc. *                             2,051,145
                                                                 ---------------
                                                                      13,114,844
                                                                 ---------------

     SHARES                                                           VALUE
---------------                                                  ---------------
                  HOUSEHOLD & PERSONAL PRODUCTS - 1.42%
         20,550   Chattem, Inc. *                                $     1,303,487
                                                                 ---------------
                  INSURANCE - 0.62%
         33,912   Aflac, Inc.                                            568,365
                                                                 ---------------
                  MATERIALS - 1.61%
         17,931   Airgas, Inc.                                           552,096
         81,338   Nalco Holding Co.                                      924,813
                                                                 ---------------
                                                                       1,476,909
                                                                 ---------------
                  MEDIA - 2.07%
         47,651   Liberty Global, Inc., Class A *                        584,678
         76,086   Liberty Media Corp. - Entertainment,
                     Series A *                                        1,317,810
                                                                 ---------------
                                                                       1,902,488
                                                                 ---------------
                  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                     SCIENCE - 3.56%
         28,167   Cephalon, Inc. *                                     1,847,474
         40,114   Shire PLC, ADR                                       1,422,442
                                                                 ---------------
                                                                       3,269,916
                                                                 ---------------
                  RETAILING - 10.90%
         29,576   Advance Auto Parts, Inc.                             1,131,282
         14,751   AutoZone, Inc. *                                     2,098,035
         39,836   Bed Bath & Beyond, Inc. *                              848,507
         64,797   Dick's Sporting Goods, Inc. *                          800,243
         27,262   Dollar Tree, Inc. *                                  1,058,311
         53,458   PetSmart, Inc.                                       1,071,298
         11,555   Priceline.com, Inc. *                                  980,557
         90,535   TJX Cos., Inc. (The)                                 2,016,214
                                                                 ---------------
                                                                      10,004,447
                                                                 ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                     - 5.58%
         82,100   Altera Corp.                                         1,258,593
         36,065   Linear Technology Corp.                                786,217
         77,825   MEMC Electronic Materials, Inc. *                    1,168,153
        101,646   Microchip Technology, Inc.                           1,907,895
                                                                 ---------------
                                                                       5,120,858
                                                                 ---------------
                  SOFTWARE & SERVICES - 13.05%
         42,458   Alliance Data Systems Corp. *                        1,256,757
         47,453   ANSYS, Inc. *                                          957,127
         97,548   Cognizant Technology Solutions Corp.,
                     Class A *                                         1,794,883
         14,127   Equinix, Inc. *                                        655,634
         76,629   Fidelity National Information Services, Inc.         1,341,008
         61,927   Fiserv, Inc. *                                       2,020,059
         23,714   Global Payments, Inc.                                  727,546
         37,035   McAfee, Inc. *                                       1,035,128
         38,582   Paychex, Inc.                                          851,119
         19,632   Sybase, Inc. *                                         533,598
         72,301   Western Union Co.                                      806,879
                                                                 ---------------
                                                                      11,979,738
                                                                 ---------------
                  TECHNOLOGY HARDWARE & EQUIPMENT - 1.96%
         21,451   Harris Corp.                                           799,693
         70,620   Juniper Networks, Inc. *                             1,003,510
                                                                 ---------------
                                                                       1,803,203
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 1.84%
         30,112   American Tower Corp., Class A *                        876,862
         55,988   MetroPCS Communications, Inc. *                        811,826
                                                                 ---------------
                                                                       1,688,688
                                                                 ---------------

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
                  TRANSPORTATION - 3.79%
         39,143   C. H. Robinson Worldwide, Inc.                 $     1,619,737
         46,665   Kansas City Southern *                                 825,504
         32,635   Landstar System, Inc.                                1,032,898
                                                                 ---------------
                                                                       3,478,139
                                                                 ---------------
                  UTILITIES - 1.17%
         37,347   Questar Corp.                                        1,076,714
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (Cost $97,532,744)                                  84,263,723
                                                                 ---------------
INVESTMENT COMPANY - 4.88%
      4,483,227   SSgA Prime Money Market Fund                         4,483,227
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                  (Cost $4,483,227)                                    4,483,227
                                                                 ---------------
                  TOTAL INVESTMENTS - 96.66%
                  (Cost $102,015,971) **                              88,746,950
                                                                 ---------------
                  OTHER ASSETS
                  NET OF LIABILITIES - 3.34%                           3,066,332
                                                                 ---------------
                  NET ASSETS - 100.00%                           $    91,813,282
                                                                 ===============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $102,015,971.

Gross unrealized appreciation   $  5,177,575
Gross unrealized depreciation    (18,446,596)
                                ------------
Net unrealized appreciation     $(13,269,021)
                                ============

ADR American Depositary Receipt
PLC Public Limited Company

Summary of inputs used to value the Fund's net assets as of February 28, 2009 is as follows (See Note 1):

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURITIES
----------------                                -------------
Level 1 - Quoted Prices                          $88,746,950
Level 2 - Other Significant Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
TOTAL                                            $88,746,950
                                                 ===========

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
FOREIGN COMMON STOCKS - 59.26%
                  AUSTRIA - 1.36%
          7,120   Wienerberger AG +                              $        57,338
                                                                 ---------------
                  DENMARK - 1.50%
            983   Alk-Abello A/S +                                        63,126
                                                                 ---------------
                  FINLAND - 7.65%
         22,000   Nokia Oyj +                                            206,148
          9,766   Nokian Renkaat Oyj +                                   115,034
                                                                 ---------------
                                                                         321,182
                                                                 ---------------
                  FRANCE - 3.47%
          4,100   Accor S.A. +                                           145,638
                                                                 ---------------
                  GERMANY - 5.12%
          4,021   Adidas AG +                                            115,949
          4,000   Bayerische Motoren Werke AG +                           98,867
                                                                 ---------------
                                                                         214,816
                                                                 ---------------
                  HONG KONG - 0.13%
          2,500   Li & Fung, Ltd. +                                        5,417
                                                                 ---------------
                  IRELAND - 2.03%
         36,369   Anglo Irish Bank Corp., PLC +                               --
          3,581   Ryanair Holdings PLC, SP ADR *                          85,371
                                                                 ---------------
                                                                          85,371
                                                                 ---------------
                  MEXICO - 4.66%
          2,800   America Movil SAB de C.V., ADR, Series L                71,344
         10,200   Grupo Televisia S.A., SP ADR                           124,134
                                                                 ---------------
                                                                         195,478
                                                                 ---------------
                  SWITZERLAND - 26.61%
          4,310   Aryzta AG + *                                           96,471
            200   Kuehne & Nagel International AG, Registered
                     Shares +                                             11,224
         12,700   Nestle SA, Registered Shares +                         415,169
          5,200   Novartis AG, Registered Shares                         189,713
          2,150   Roche Holding AG +                                     244,063
          3,300   Schindler Holding AG, Participation
                     Certificates +                                      160,380
                                                                 ---------------
                                                                       1,117,020
                                                                 ---------------
                  UNITED KINGDOM - 6.73%
         17,383   Reed Elsevier PLC +                                    129,860
         32,218   Tesco PLC +                                            152,791
                                                                 ---------------
                                                                         282,651
                                                                 ---------------
                  TOTAL FOREIGN COMMON STOCKS
                  (Cost $4,071,764)                                    2,488,037
                                                                 ---------------
COMMON STOCKS - 33.46%
                  CAPITAL GOODS - 4.51%
          2,450   3M Co.                                                 111,377
          2,500   Rockwell Collins, Inc.                                  78,000
                                                                 ---------------
                                                                         189,377
                                                                 ---------------
                  FOOD & STAPLES RETAILING - 0.30%
            300   Costco Wholesale Corp.                                  12,702
                                                                 ---------------
                  HEALTH CARE EQUIPMENT & SERVICES - 9.45%
          9,244   Kinetic Concepts, Inc. *                               201,334
          4,600   Medtronic, Inc.                                        136,114

     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE EQUIPMENT & SERVICES -
                     (CONTINUED)
          1,750   WellPoint, Inc. *                              $        59,360
                                                                 ---------------
                                                                         396,808
                                                                 ---------------
                  INSURANCE - 4.12%
          7,900   Willis Group Holdings, Ltd.                            172,931
                                                                 ---------------
                  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                     SCIENCE - 2.68%
          2,900   Allergan, Inc.                                         112,346
                                                                 ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 3.39%
          6,900   Altera Corp.                                           105,777
          2,900   International Rectifier Corp. *                         36,395
                                                                 ---------------
                                                                         142,172
                                                                 ---------------
                  SOFTWARE & SERVICES - 5.04%
         13,100   Microsoft Corp.                                        211,565
                                                                 ---------------
                  TECHNOLOGY HARDWARE & EQUIPMENT - 3.97%
         11,450   Cisco Systems, Inc. *                                  166,827
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (Cost $1,768,792)                                    1,404,728
                                                                 ---------------
INVESTMENT COMPANY - 4.87%
        204,403   SSgA Prime Money Market Fund                           204,403
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                  (Cost $204,403)                                        204,403
                                                                 ---------------
                  TOTAL INVESTMENTS - 97.59%
                  (Cost $6,044,959) **                                 4,097,168
                                                                 ---------------
                  OTHER ASSETS
                  NET OF LIABILITIES - 2.41%                             101,173
                                                                 ---------------
                  NET ASSETS - 100.00%                           $     4,198,341
                                                                 ===============

----------
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities are $2,017,475 or 48.05% of the net assets. (See Note 1)

*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $6,044,959.

Gross unrealized appreciation   $    14,866
Gross unrealized depreciation    (1,962,657)
                                -----------
Net unrealized depreciation     $(1,947,791)
                                ===========


ADR    American Depositary Receipt
PLC    Public Limited Company
SP ADR Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of February 28, 2009 is as follows (See Note 1):

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURITIES
----------------                                -------------
Level 1 - Quoted Prices                           $2,079,693
Level 2 - Other Significant Observable Inputs      2,017,475
Level 3 - Significant Unobservable Inputs                 --
                                                  ----------
TOTAL                                             $4,097,168
                                                  ==========

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2009 (UNAUDITED)

                              FOREIGN COMMON STOCK
                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)

Food, Beverages & Tobacco .......................    12.19%
Pharmaceuticals, Biotechnology & Life Science ...    11.83%
Media ...........................................     6.05%
Capital Goods ...................................     5.19%
Automobile & Components .........................     5.09%
Technology Hardware & Equipement ................     4.91%
Food & Staples
Retailing .......................................     3.64%
Consumer Services ...............................     3.47%
Consumer Durables & Apparel .....................     2.76%
Transportation ..................................     2.30%
Telecommunication Services ......................     1.70%
Retailing .......................................     0.13%
                                                    ------
Total ...........................................    59.26%
                                                    ======

                                ALL COMMON STOCK
                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)

Pharmaceuticals, Biotechnology & Life Science ...    14.51%
Food, Beverage & Tobacco ........................    12.19%
Capital Goods ...................................     9.70%
Health Care Equipment & Services ................     9.45%
Technology Hardware & Equipment .................     8.88%
Media ...........................................     6.05%
Automobile & Components .........................     5.09%
Software & Services .............................     5.04%
Other Common Stocks .............................     6.89%
Insurance .......................................     4.12%
Food & Staples Retailing ........................     3.94%
Consumer Services ...............................     3.47%
Semiconductors & Semiconductor Equipment ........     3.39%
Other Assets Net of Liabilities .................     7.28%
                                                    ------
Total ...........................................   100.00%
                                                    ======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
FOREIGN COMMON STOCKS - 99.80%
                  AUSTRALIA - 2.00%
         14,079   BHP Billiton, Ltd. +                           $       253,515
                                                                 ---------------
                  BRAZIL - 0.99%
          1,543   Banco Bradesco S.A., Preferred Shares                   13,582
          1,782   Companhia Energetica de Minas Gerais,
                     SP ADR                                               24,342
          1,629   Companhia Vale do Rio Doce, ADR                         20,998
          1,319   Empresa Brasileira de Aeronautica S.A., ADR             14,258
          2,200   Natura Cosmeticos S.A.                                  19,991
          1,163   Petroleo Brasileiro S.A., ADR                           32,250
                                                                 ---------------
                                                                         125,421
                                                                 ---------------
                  CANADA - 1.11%
          3,572   EnCana Corp.                                           140,948
                                                                 ---------------
                  CHINA - 0.26%
         33,000   China Construction Bank, Class H +                      16,542
         30,000   China COSCO Holdings Co., Ltd., Class H +               15,959
                                                                 ---------------
                                                                          32,501
                                                                 ---------------
                  EGYPT - 0.10%
            745   Orascom Telecom Holding SAE, GDR +                      12,608
                                                                 ---------------
                  FINLAND - 1.71%
         23,155   Nokia Oyj +                                            216,971
                                                                 ---------------
                  FRANCE - 10.16%
         13,496   Credit Agricole S.A. +                                 130,695
          8,991   Publicis Groupe +                                      208,115
          7,633   Sanofi-Aventis +                                       392,313
          3,564   Societe Generale +                                     110,475
          6,703   Total S.A., SP ADR                                     316,382
          1,059   Unibail-Rodamco +                                      132,946
                                                                 ---------------
                                                                       1,290,926
                                                                 ---------------
                  GERMANY - 5.84%
          7,932   BASF AG +                                              218,637
          6,543   Bayerische Motoren Werke AG +                          161,722
          8,767   E.On AG +                                              224,125
          1,131   Muenchener Rueckversicherungs-Gesellschaft
                     AG +                                                137,551
                                                                 ---------------
                                                                         742,035
                                                                 ---------------
                  HONG KONG - 4.48%
         18,000   Cheung Kong Holdings, Ltd. +                           145,820
         33,720   CNOOC, Ltd. +                                           28,987
         82,000   Denway Motors, Ltd. +                                   24,273
         30,600   Esprit Holdings, Ltd. +                                164,794
         39,400   Hutchinson Whampoa, Ltd. +                             205,596
                                                                 ---------------
                                                                         569,470
                                                                 ---------------
                  INDIA - 0.17%
            521   State Bank of India, GDR +                              20,995
                                                                 ---------------
                  INDONESIA - 0.32%
         19,500   PT Astra International TBK +                            18,121
         43,500   PT Telekomunikasi Indonesia TBK,
                     Series B Shares +                                    22,894
                                                                 ---------------
                                                                          41,015
                                                                 ---------------
                  ISRAEL - 0.23%
          7,029   Makhteshim-Agan Industries, Ltd. +                      22,853

     SHARES                                                           VALUE
---------------                                                  ---------------
                  ISRAEL - (CONTINUED)
            130   Teva Pharmaceutical Industries, Ltd., SP ADR   $         5,795
                                                                 ---------------
                                                                          28,648
                                                                 ---------------
                  ITALY - 2.34%
          7,429   Eni SpA, SP ADR                                        297,234
                                                                 ---------------
                  JAPAN - 24.91%
         10,000   Canon, Inc. +                                          252,371
          1,700   East Japan Railway Co. +                               101,809
         13,700   FUJIFILM Holdings Corp. +                              254,720
         69,100   Mitsubishi UFJ Financial Group, Inc. +                 312,168
          7,000   Murata Manufacturing Co., Ltd. +                       265,770
          4,898   Nippon Telegraph & Telephone Corp. +                   209,436
         28,700   Nissan Motor Co., Ltd. +                                87,614
         12,200   NOK Corp. +                                             87,551
            139   NTT DoCoMo, Inc. +                                     216,537
          6,800   Seven & I Holdings Co., Ltd. +                         150,700
          3,339   SMC Corp. +                                            302,869
          8,200   Sony Corp. +                                           137,313
         65,000   Sumitomo Chemical Co., Ltd. +                          195,381
          4,800   Takeda Pharmaceutical Co., Ltd. +                      193,871
          7,400   Tokyo Electron, Ltd. +                                 248,067
          4,600   Toyota Motor Corp. +                                   147,336
                                                                 ---------------
                                                                       3,163,513
                                                                 ---------------
                  MEXICO - 0.27%
         17,100   Cemex S.A.B. de C.V., CPO *                              9,207
            716   Fomento Economico Mexicano, S.A.B. de C.V.,
                     SP ADR                                               16,497
          8,600   Grupo Financiero Banorte S.A.B. de C.V.                  9,057
                                                                 ---------------
                                                                          34,761
                                                                 ---------------
                  NETHERLANDS - 9.19%
         15,117   Heineken NV * +                                        403,634
         13,900   Koninklijke Royal Philips Electronics N.V. +           222,250
         16,865   TNT NV +                                               241,448
         15,671   Unilever NV +                                          300,276
                                                                 ---------------
                                                                       1,167,608
                                                                 ---------------
                  NORWAY - 1.01%
          7,700   StatoilHydro ASA +                                     127,841
                                                                 ---------------
                  RUSSIA - 0.31%
          1,387   Gazprom OAO, SP ADR                                     18,017
            687   LUKOIL, SP ADR                                          21,737
                                                                 ---------------
                                                                          39,754
                                                                 ---------------
                  SOUTH AFRICA - 0.56%
          5,101   Barloworld, Ltd. +                                      15,190
            693   Sasol, Ltd. +                                           17,283
          3,753   Standard Bank Group, Ltd. +                             24,013
         13,173   Steinhoff International Holdings, Ltd. +                14,578
                                                                 ---------------
                                                                          71,064
                                                                 ---------------
                  SOUTH KOREA - 0.79%
            586   Daelim Industrial Co., Ltd. +                           15,098
            575   Hyundai Motor Co. +                                     17,999
            177   LG Electronics, Inc. +                                   8,155
            141   Lotte Shopping Co., Ltd. +                              14,944
            106   POSCO +                                                 21,398
             75   Samsung Electronics Co., Ltd. +                         23,068
                                                                 ---------------
                                                                         100,662
                                                                 ---------------

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
                  SPAIN - 2.37%
         28,446   Banco Santander SA * +                         $       173,773
          8,381   Repsol YPF SA, SP ADR                                  127,559
                                                                 ---------------
                                                                         301,332
                                                                 ---------------
                  SWEDEN - 3.45%
         54,083   Telefonaktiebolaget LM Ericsson, Class B +             438,055
                                                                 ---------------

                  SWITZERLAND - 8.76%
          8,183   Credit Suisse Group +                                  199,141
          4,681   Holcim Ltd., Registered Shares +                       155,073
          3,109   Novartis AG, Registered Shares                         113,426
          1,169   Swisscom AG, Registered Shares +                       350,155
          2,086   Zurich Financial Services AG * +                       295,414
                                                                 ---------------
                                                                       1,113,209
                                                                 ---------------
                  TAIWAN - 0.51%
          2,398   AU Optronics Corp., SP ADR                              17,242
         20,119   Chinatrust Financial Holding Co., Ltd. +                 6,018
          3,367   HTC Corp. +                                             36,515
            681   Taiwan Semiconductor Manufacturing Co.,
                     Ltd., SP ADR                                          5,135
                                                                 ---------------
                                                                          64,910
                                                                 ---------------
                  THAILAND - 0.34%
         10,300   Bangkok Bank Public Co., Ltd. +                         20,968
          1,000   Banpu Public Co., Ltd. +                                 5,776
          3,700   PTT Public Co., Ltd.                                    15,751
                                                                 ---------------
                                                                          42,495
                                                                 ---------------
                  TURKEY - 0.11%
          7,422   Turkiye Is Bankasi, Class C +                           14,375
                                                                 ---------------
                  UNITED KINGDOM - 17.51%
         23,215   BAE Systems PLC +                                      122,563
         37,898   BP PLC +                                               241,440
         74,579   Centrica PLC +                                         286,805
          9,791   GlaxoSmithKline PLC, ADR                               295,003
         26,935   HSBC Holdings PLC +                                    187,336
         71,994   Kingfisher PLC +                                       129,019
         34,111   National Grid PLC +                                    303,642
          7,165   Royal Dutch Shell PLC, ADR                             304,369
        199,786   Vodafone Group PLC +                                   353,995
                                                                 ---------------
                                                                       2,224,172
                                                                 ---------------
                  TOTAL FOREIGN COMMON STOCKS
                  (Cost $19,454,948)                                  12,676,038
                                                                 ---------------
INVESTMENT COMPANY - 1.52%
        193,420   SSgA Prime Money Market Fund                           193,420
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                  (Cost $193,420)                                        193,420
                                                                 ---------------

                  TOTAL INVESTMENTS - 101.32%
                  (Cost $19,648,368 ) **                              12,869,458
                                                                 ---------------
                  LIABILITIES IN EXCESS OF
                  OTHER ASSETS - (1.32)%                                (167,932)
                                                                 ---------------
                  NET ASSETS - 100.00%                           $    12,701,526
                                                                 ===============

----------
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities are $10,837,258 or 85.32% of the net assets. (See Note 1)

*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $19,648,368.

Gross unrealized appreciation   $   132,498
Gross unrealized depreciation    (6,911,408)
                                -----------
Net unrealized depreciation     $(6,778,910)
                                ===========


ADR    American Depositary Receipt
CPO    Ordinary Participation Certificate
GDR    Global Depositary Receipt
PLC    Public Limited Company
SP ADR Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of February 28, 2009 is as follows (See Note1):

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURITIES
----------------                                -------------
Level 1 - Quoted Prices                          $ 2,032,200
Level 2 - Other Significant Observable Inputs     10,837,258
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
TOTAL                                            $12,869,458
                                                 ===========

                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)

Energy ..........................................    13.35%
Technology Hardware & Equipment .................    11.66%
Telecommunication Services ......................     9.18%
Banks ...........................................     8.19%
Pharmaceuticals, Biotechnology & Life Science ...     7.88%
Capital Goods ...................................     7.07%
Materials .......................................     7.06%
Utilities .......................................     6.60%
Food, Beverage & Tobacco ........................     5.67%
Automobiles & Components ........................     4.29%
Insurance .......................................     3.41%
Transportation ..................................     2.83%
Retailing .......................................     2.43%
Real Estate .....................................     2.19%
Semiconductors & Semiconductor Equipment ........     2.17%
Media ...........................................     1.64%
Diversified Financials ..........................     1.57%
Consumer Durables & Apparel .....................     1.26%
Food & Staples Retailing ........................     1.19%
Household & Personal Products ...................     0.16%
Other Assets Net of Liabilities .................     0.20%
                                                    ------
Total ...........................................   100.00%
                                                    ======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 93.09%
                  BANKS - 0.73%
         72,590   Wells Fargo & Co.                              $       878,339
                                                                 ---------------
                  CAPITAL GOODS - 6.55%
         38,580   Danaher Corp.                                        1,958,321
         36,616   General Dynamics Corp.                               1,604,513
        252,811   General Electric Co.                                 2,151,422
         54,026   United Technologies Corp.                            2,205,882
                                                                 ---------------
                                                                       7,920,138
                                                                 ---------------
                  CONSUMER DURABLES & APPAREL - 3.51%
         33,733   Nike, Inc., Class B                                  1,400,931
         54,816   VF Corp.                                             2,844,950
                                                                 ---------------
                                                                       4,245,881
                                                                 ---------------
                  CONSUMER SERVICES - 1.52%
         67,645   Darden Restaurants, Inc.                             1,835,885
                                                                 ---------------
                  DIVERSIFIED FINANCIALS - 7.31%
        179,242   Bank of America Corp.                                  708,006
         89,814   Bank of New York Mellon Corp.                        1,991,176
          8,621   CME Group, Inc.                                      1,572,470
         48,710   Eaton Vance Corp.                                      842,683
        113,354   JPMorgan Chase & Co.                                 2,590,139
         71,650   MSCI Inc., Class A *                                 1,129,204
                                                                 ---------------
                                                                       8,833,678
                                                                 ---------------
                  ENERGY - 6.36%
         89,264   Chesapeake Energy Corp.                              1,396,089
         38,368   Devon Energy Corp.                                   1,675,531
         38,240   Peabody Energy Corp.                                   905,141
        165,114   Williams Cos., Inc. (The)                            1,865,788
         58,153   XTO Energy, Inc.                                     1,841,124
                                                                 ---------------
                                                                       7,683,673
                                                                 ---------------
                  FOOD & STAPLES RETAILING - 5.57%
        164,140   CVS Caremark Corp.                                   4,224,964
        105,165   Walgreen Co.                                         2,509,237
                                                                 ---------------
                                                                       6,734,201
                                                                 ---------------
                  FOOD, BEVERAGE & TOBACCO - 4.61%
         69,570   H.J. Heinz Co.                                       2,272,852
         68,510   PepsiCo, Inc.                                        3,298,071
                                                                 ---------------
                                                                       5,570,923
                                                                 ---------------
                  HEALTH CARE EQUIPMENT & SERVICES - 4.22%
        103,145   Aetna, Inc.                                          2,462,071
         23,387   Express Scripts, Inc. *                              1,176,366
         26,622   Laboratory Corp. of America Holdings *               1,464,476
                                                                 ---------------
                                                                       5,102,913
                                                                 ---------------
                  HOUSEHOLD & PERSONAL PRODUCTS - 2.83%
         70,945   Procter & Gamble Co. (The)                           3,417,421
                                                                 ---------------
                  MATERIALS - 4.87%
        163,436   Nalco Holding Co.                                    1,858,267
         82,870   Pactiv Corp. *                                       1,311,832
         47,790   Praxair, Inc.                                        2,712,083
                                                                 ---------------
                                                                       5,882,182
                                                                 ---------------
                  MEDIA - 3.43%
         88,896   Comcast Corp., Class A                               1,160,982
         51,364   Liberty Global, Inc., Class A *                        630,236

     SHARES                                                           VALUE
---------------                                                  ---------------
                  MEDIA - (CONTINUED)
        119,570   McGraw-Hill Cos., Inc. (The)                   $     2,359,116
                                                                 ---------------
                                                                       4,150,334
                                                                 ---------------
                  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                     SCIENCE - 5.56%
         41,401   Abbott Laboratories                                  1,959,923
        236,075   Pfizer, Inc.                                         2,906,083
         45,345   Wyeth                                                1,850,983
                                                                 ---------------
                                                                       6,716,989
                                                                 ---------------
                  REAL ESTATE - 1.24%
         69,188   Ventas, Inc., REIT                                   1,492,385
                                                                 ---------------
                  RETAILING - 4.78%
         52,252   Advance Auto Parts, Inc.                             1,998,639
         73,162   Lowe's Cos., Inc.                                    1,158,886
         92,300   Target Corp.                                         2,613,013
                                                                 ---------------
                                                                       5,770,538
                                                                 ---------------
                  SOFTWARE & SERVICES - 10.88%
         56,772   Accenture, Ltd., Class A                             1,657,175
         64,095   Automatic Data Processing, Inc.                      2,188,844
         57,567   Fiserv, Inc. *                                       1,877,836
        118,480   Microsoft Corp.                                      1,913,452
        179,434   Oracle Corp. *                                       2,788,404
        244,125   Western Union Co.                                    2,724,435
                                                                 ---------------
                                                                      13,150,146
                                                                 ---------------
                  TECHNOLOGY HARDWARE & EQUIPMENT - 6.09%
        159,995   Cisco Systems, Inc. *                                2,331,127
         78,881   Hewlett-Packard Co.                                  2,289,915
         29,793   International Business Machines Corp.                2,741,850
                                                                 ---------------
                                                                       7,362,892
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 3.57%
        100,789   AT&T Inc.                                            2,395,755
         67,042   Verizon Communications, Inc.                         1,912,708
                                                                 ---------------
                                                                       4,308,463
                                                                 ---------------
                  TRANSPORTATION - 0.94%
         35,961   Norfolk Southern Corp.                               1,140,683
                                                                 ---------------
                  UTILITIES - 8.52%
         46,303   Equitable Resources, Inc                             1,423,817
         51,883   Exelon Corp.                                         2,449,915
         66,835   FPL Group, Inc.                                      3,029,631
         72,155   ONEOK, Inc.                                          1,611,943
         61,750   Questar Corp.                                        1,780,253
                                                                 ---------------
                                                                      10,295,559
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (Cost $155,088,248)                                112,493,223
                                                                 ---------------
INVESTMENT COMPANY - 5.04%
      6,096,272   SSgA Prime Money Market Fund                         6,096,272
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                  (Cost $6,096,272)                                    6,096,272
                                                                 ---------------

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2009 (UNAUDITED)

                                               ---------------
TOTAL INVESTMENTS - 98.13%
(Cost $161,184,520) **                             118,589,495
                                               ---------------
OTHER ASSETS
NET OF LIABILITIES - 1.87%                           2,255,523
                                               ---------------
NET ASSETS - 100.00%                           $   120,845,018
                                               ===============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $161,184,520.

Gross unrealized appreciation   $  1,714,200
Gross unrealized depreciation    (44,309,225)
                                ------------
Net unrealized depreciation     $(42,595,025)
                                ============

REIT Real Estate Investment Trust

Summary of inputs used to value the Fund's net assets as of February 28, 2009 is as follows (See Note 1):

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURITIES
----------------                                -------------
Level 1 - Quoted Prices                          $118,589,495
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                 ------------
TOTAL                                            $118,589,495
                                                 ============

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)                  FEBRUARY 28, 2009

NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event that materially affects the value of the security occurs after the closing price or the latest bid price is obtained from an exchange that closes before a Fund calculates its net asset value. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and
(d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADR") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is what ultimately might be realized in a disposition of the security. Investments in money market funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may review U.S. market moves after the close of foreign markets to assist with the decision whether to substitute fair values for foreign security market prices. When fair values are substituted for foreign security market prices, fair values are obtained from an independent service provider that applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. However, when an event occurs after a foreign security is valued that is likely to change that security's value, the fair value of that security will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

In September 2006, the Statement of Financial Accounting Standards Board No. 157, Fair Value Measurements ("FAS 157"), which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The Funds have adopted FAS 157 as of December 1, 2007. This standard prioritizes, within the measurement of fair value, the use of market-based information over entity specific information and establishes a three level hierarchy based on the transparency of inputs. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)       FEBRUARY 28, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of February 29, 2009 is included with each Fund's Schedule of Investments. The categorization is based on the lowest level input that is significant to the fair value measurements of the investments.

NOTE (2) NEW PRONOUNCEMENT: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

NOTE (3) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                          Jeffrey S. Thomas, Chief Executive Officer
                          (principal executive officer)

Date  April 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                          Jeffrey S. Thomas, Chief Executive Officer
                          (principal executive officer)

Date  April 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                          Kenneth Kozanda, Chief Financial Officer
                          (principal financial officer)

Date  April 24, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.